Significant Transactions - Additional information (Detail) $ / shares in Units, $ in Millions, $ in Millions			3 Months Ended		4 Months Ended	12 Months Ended
	Nov. 08, 2019 USD ($)	Jun. 23, 2017 CAD ($)	Oct. 31, 2019 CAD ($)	Jan. 31, 2019 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2017 CAD ($)	Sep. 09, 2019 USD ($)	Sep. 01, 2019 USD ($)	Oct. 31, 2018 CAD ($)	Jan. 05, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Jun. 23, 2017 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Goodwill			$ 5,449		$ 5,367	$ 5,449	$ 5,367			$ 5,564
Impairment loss recognised in profit or loss, goodwill						135
First Caribbean International Bank Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests sold	66.73%
Consideration receivable, gross	$ 797
Cash consideration	$ 200
Ownership interest in subsidiary percentage	24.90%
Cumulative foreign exchange translation gains, net of designated hedges						$ 280
Impairment loss recognised in profit or loss, goodwill			$ 135
Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Total consideration		$ 6,641												$ 5,000
Voting rights acquired		100.00%												100.00%
Acquisition of common share price per share | $ / shares														$ 61.00
Increase in goodwill		$ 29
Goodwill		3,853
Consolidated revenue					448		1,228
Net income					$ 96		$ 304
Cash consideration		$ 2,770												$ 2,100
Equity transferred, share		32,137,402												32,137,402
Goodwill and intangible assets		$ 370
Geneva Advisors [member]
Disclosure of detailed information about business combination [line items]
Total consideration												$ 224	$ 179
Goodwill												120
Cash consideration												$ 39
Equity transferred, share												1,204,344	1,204,344
Equity transferred, value												$ 126
Liability for contingent consideration												59
Contingent consideration payable dependent upon level of achievement of future performance conditions													$ 65
Description of contingent consideration payable							Plus estimated contingent consideration of $59 million to be paid over the next three years subject to future performance conditions being met. Contingent consideration of up to US$65 million may ultimately be payable dependent upon the level of achievement of future performance conditions.
Goodwill and intangible assets												$ 102
Air Canada New Loyalty Program [member]
Disclosure of detailed information about business combination [line items]
Cash contribution				$ 200
Additional cash payment				$ 92
New loyalty program term				10 years
Wellington Financial [member]
Disclosure of detailed information about business combination [line items]
Goodwill											$ 62
Cleary Gull [Member]
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets								$ 16
Lowenhaupt Global Advisors [Member]
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets									$ 14